Loans To Customers - Summary of Movement In Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and receivables, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Customers amounting	¥ 1,179	¥ 279	¥ 2,349,000